Earnings (loss) per share and ADS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net loss	$ (13,812,570)	$ (7,471,406)	$ (11,432,223)
Weighted average equity shares for basic and diluted earnings (loss) per share	13,795,178	13,795,178	13,795,178
Earnings / (loss) per share - basic	$ (1.000)	$ (0.542)	$ (0.828)
Earnings / (loss) per share - diluted	(1.000)	(0.542)	(0.828)
Earnings Per ADS- (where 2 ADSs represent 1 equity share) [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Earnings / (loss) per share - basic	(0.500)	(0.271)	(0.414)
Earnings / (loss) per share - diluted	$ (0.500)	$ (0.271)	$ (0.414)